Equity and Other Equity Items - Narrative (Details) - JPY (¥) shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Equity [Line Items]
Treasury shares (in shares)	27,767	31,892	13,030
Issuance of shares	0	5,855
Issuance of new shares	¥ 164	¥ 22,154	¥ 44
Disposal of treasury shares	1	1	2
Acquisition of treasury shares	27,065	79,447	2,141
Share capital
Equity [Line Items]
Issuance of new shares	82	8,118	22
Share premium
Equity [Line Items]
Issuance of new shares	82	14,036	22
Disposal of treasury shares	0	0	0
Acquisition of treasury shares	5
Treasury shares
Equity [Line Items]
Disposal of treasury shares	0	1	2
Acquisition of treasury shares	27,060	¥ 79,447	¥ 2,141
Equity-Settled LTIP
Equity [Line Items]
Issuance of shares		3,874
Disposal of treasury shares	¥ 27,599
Equity-Settled LTIP | Treasury shares
Equity [Line Items]
Decrease in number of shares outstanding (in shares)	8,091
Equity-Settled LTIP | Share capital
Equity [Line Items]
Issuance of new shares		¥ 7,138
Equity-Settled LTIP | Share premium
Equity [Line Items]
Issuance of new shares		¥ 7,138
Board of Directors resolution
Equity [Line Items]
Treasury shares acquired (in shares)	6,908	22,469
Board of Directors resolution | Treasury shares
Equity [Line Items]
Acquisition of treasury shares	¥ 24,993	¥ 74,973
ESOP and BIP Trust
Equity [Line Items]
Treasury shares (in shares)	6,215	9,161	12,772
Treasury shares acquired (in shares)	554	1,185
Number of treasury shares sold (in shares)	3,500	4,796